COMMONWEALTH CASH RESERVE FUND, INC.


                       Message to our Shareholders

We are pleased to present the semi-annual report for the Commonwealth Cash Reserve Fund (the "Fund") for the six months ended September 30, 1996.

The past six months have witnessed wide swings in interest rates, mirroring investor perceptions of economic growth and inflation. With job growth exceeding market expectations in the Spring and early Summer, rates rose as high as 6.43% (on the two-year Treasury). More recently, as measures of growth showed moderation and consumer and producer price indices failed to show any significant increase in the rate of inflation, the market rallied, sending rates lower by as much as 79 basis points from their early Summer highs. The absence of of Federal Reserve action to raise interest rates during the Summer and early Fall, supports the view that the economy will indeed enjoy continued moderate growth with low inflation. Until economic data changes this outlook, it is likely that rates will remain at current levels or perhaps trend lower.

In order to protect investor funds against interest rate volatility, we have continued to focus on maintaining a high level of credit quality and liquidity. Specifically, at the end of the quarter, 67% of the portfolio had been invested in U.S. Government obligations. The remaining 33% of the portfolio was invested in high grade commercial paper. In addition to the portfolio's superior credit quality, average maturity at the end of the quarter equaled 60 days, providing a high degree of liquidity.

You can be assured that the Commonwealth Cash Reserve Fund will continue its tradition of care and prudence in the management of local government investments.

We look forward to the continued opportunity to meet your investmment needs.








                    COMMONWEALTH CASH RESERVE FUND, INC.

                         Statement of Net Assets

                            September 30, 1996

Face
Amount                                                          Value
(000)                                                           (000)

COMMERCIAL PAPER (33.0%)
          	Bear Stearns & Co., Inc.
	4,000        5.37%   10/2/96                                   3,999
           Prudential Funding Corporation
	4,300        5.30%   10/3/96                                   4,299
           General Electric Capital Corp.
 4,500        5.30%   10/7/96                                   4,496
           Associates Corp. of North America
 4,500        5.30%   10/7/96                                   4,496
           Morgan Stanley Group
 4,000        5.36%   10/15/96                                  3,992
           Goldman Sachs Group, Inc.
 4,000        5.37%   10/16/96                                  3,991
           First Boston
 3,250        5.39%   10/30/96                                  3,236
                                                               ------
	TOTAL COMMERCIAL PAPER(Cost $28,369)                       $  28,509
                                                               ------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (46.4%)
           U.S. Treasury Notes
 5,000        6.50%   5/15/97                               $   5,024
 3,000        5.75%   9/30/97                                   2,995
          Federal Home Loan Bank Note:
	5,000        5.24%   1/29/97                                   4,998
           Federal Home Loan Mortgage Corporation
	           Discount Notes:
	9,900        5.240%  10/15/96                                  9,880
           Federal National Mortgage Association
            Discount Notes:
 4,530        5.10%   11/22/96                                  4,497
	  285        5.34%   11/27/96                                    282
	4,660        5.43%   12/6/96                                   4,614
           Federal Home Loan Bank Discount Note
 7,985        5.30%   2/26/96                                   7,811
                                                               ------
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS(Cost $39,890) $  40,101
                                                               ------

REPURCHASE AGREEMENTS (20.2%)
	          Morgan Stanley Group
10,000        5.34%  10/7/96
	            Acquired on 8/6/96, accrued interest $83,067;
	            Collateralized by FHLMC Note, 6.124%, 8/1/20
             with a market value of $10,398,266                10,000

	          Nations Bank
 7,450        5.38%  10/10/96
             Acquired on 9/12/96, accrued interest $21,134;
             Collateralized by FNMA Note, 7.50%, 9/1/26
             with a market value of $7,704,416                  7,450
                                                               ------
	TOTAL REPURCHASE AGREEMENTS(Cost $17,450)                  $  17,450
                                                               ------
	TOTAL INVESTMENTS 99.6% (Cost $85,709)                     $ 102,354
                                                              -------
OTHER ASSETS AND LIABILITIES
  Accrued Interest                                                403
		Cash                                                             14
  Distribution Fees Payable                                        (4)
  Audit Fees Payable                                               (4)
  Legal Fees Payable                                               (2)
  Custodian Fees Payable                                           (4)
		Other Accrued Expenses                                          (39)
                                                              -------
                                                              				364

NET ASSETS (100%)
	Applicable to 86,423,599 outstanding shares of
 beneficial 	interest (unlimited authorization
 - no par value)                                            $  86,424
                                                              -------
NET ASSET VALUE, OFFERING PRICE AND
REDEMPTION PRICE PER SHARE                                     $ 1.00
                                                                 ----
AT SEPTEMBER 30, 1996, NET ASSETS CONSISTED OF:

                                             Amount             Per
				                                          (000)            Share

Paid in Capital                            $  86,424          $ 1.00
Undistributed Net Investment Income                -           	   -
Accumulated Net Realized Gain                      -               -
Unrealized Appreciation (Depreciation)
  of Investments                                   -               -
                                             -------            ----
NET ASSETS                                 $  86,424          $ 1.00
                                             -------            ----



                COMMONWEALTH CASH RESERVE FUND, INC.

                        Statement of Operations
                  Six Months Ended September 30, 1996

                                                           						 (000)
INVESTMENT INCOME

	   Income
		      Interest                                              $  2,550
                                                                 -----
            Total Income                                      $  2,550

   	Expenses
		      Management Fees                                             80
		      Legal                                                       12
		      Custodian                                                  	13
		      Distribution Fees                                           14
		      Audit                                                        5
		      Directors Fees and Expenses                                  4
		      Insurance                                                   	2
		      Registration Fees                                            1
		      Miscellaneous                                                3
                                                                 -----
			         Total Expenses                                         134

	       Expenses waived by Investment Advisor and Distributor      (63)
		                                                               -----
	           Net Investment Income                                2,479
                                                                 -----
			 Net Increase in Net Assets
				 Resulting From Operations                                $  2,479
                                                                 -----




                   COMMONWEALTH CASH RESERVE FUND, INC.

                    Statement of Changes in Net Assets


                                               		Six Months Ended September 30,
                                                    		 	1996           1995
		                                                      (000)          (000)

INCREASE IN NET ASSETS RESULTING FROM

OPERATIONS
	    Net Investment Income                          $   2,479      $   3,544

DISTRIBUTIONS
	    Net Investment Income                             (2,479)        (3,544)

CAPITAL SHARE TRANSACTIONS (at $1.00 per share)
	    Issued                                            52,868        130,815
	    Redeemed                                         (71,537)      (131,453)
	    Distributions Reinvested                           2,479          3,544
    	Net Increase (Decrease) from Capital Share
       Transactions                                   (16,190)         2,906
                                                      -------        ------
	Total Increase (Decrease) in Net Assets              (16,190)         2,906

NET ASSETS
   	Beginning of Year                                 102,614        130,940
                                                      -------        -------
	   End of Year                                     $  86,424      $ 133,846
                                                      -------        -------



                     COMMONWEALTH CASH RESERVE FUND, INC.

                           Financial Highlights <F2>

                                   Six Months
                                     Ended           Year Ended March 31,
For a Share Outstanding
Throughout Each Year                 9/30/96      1996      1995      1994      1993<F3>

NET ASSET VALUE, BEGINNING OF YEAR     $1.000    $1.000    $1.000    $1.000   $1.000
	INVESTMENT OPERATIONS
		Net Investment Income                 0.027     0.058     0.049     0.025    0.035
	DISTRIBUTIONS
		Net Investment Income                (0.027)   (0.058)   (0.049)   (0.025)  (0.035)
NET ASSET VALUE, END OF YEAR           $1.000    $1.000    $1.000    $1.000   $1.000
Total Return                            2.70%     5.90%     5.01%     2.48%    3.59%
Ratios/Supplemental Data
Net Assets, End of Period             $86,424  $102,614  $130,940   $69,422  $74,081
Ratio of Expenses to Average
    Net Assets <F1>                     0.15%     0.15%     0.15%     0.70%    0.63%
Ratio of Net Investment Income
    to Average Net Assets               2.65%     5.78%     4.91%     2.49%    2.91%

<F1>
Certain fees were voluntarily waived for the six months ended September 30, 1996 and in fiscal years ended March 31, 1996, 1995 and 1992.
If these fees had not been waived, the ratio of expenses to average net assets would have been .29% for the six months ended September 30, 1996 and .29%, .29% and 1.10% respectively for the fiscal years ended March 31, 1996, 1995 and 1992.

<F2>
Public Financial Management, Inc. has served as the investment advisor to the Fund since March 15, 1994. Prior to March 15, 1994, Jefferson National Bank served as the investment advisor to the Fund from April 1, 1993. Prior to April 1, 1993 Dominion Trust Company served as the investment advisor to the Fund.

<F3>
Restated.


The following notes are an integral part of these financial statements.



                  COMMONWEALTH CASH RESERVE FUND, INC.

                     Notes to Financial Statements

A. The Commonwealth Cash Reserve Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified open-end investment company and was organized as a Virginia corporation on December 8, 1986.
The Fund provides comprehensive investment management to counties, cities, towns, political subdivisions and public bodies. The Fund invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities and by companies primarily operating in the banking industry; the issuers' abilities to meet their obligations may be affected by economic developments in such industry.

B. The following significant accounting policies of the Fund are in conformity with generally accepted accounting principles and are consistently followed in the preparation of financial statements.

1. Securities held are valued at amortized cost, which approximates market value. Discounts and premiums on securities purchased are accreted or amortized to interest income over the lives of the respective securities.

2. Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on sales of investment securities are those of specific securities sold. Interest income is recorded using the accrual method.

3. Dividends from net investment income are declared and recorded daily and are reinvested in each participant's account by the purchase of additional shares of the Fund on the last business day of each month.

4. The Fund invests cash in repurchase agreements secured by U.S. Government and Agency obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of each agreement require that the market value of the collateral is sufficient to cover principal and accrued interest; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

5. The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

C. Public Financial Management, Inc. ("PFM"), provides investment advisory, administration, and transfer agent services under the provisions of a contract expiring November 21, 1997. PFM waived $60,000 of its fees under the advisory and administration agreements so that the aggregate operating expenses of the Fund for the Fund's six months ended September 30, 1996 would not exceed .15 of 1% of the Fund's average net assets. Management fees, after such waiver, for the six months represented .04 of 1% of average net assets and aggregate operating expenses represented .15 of 1% of average net assets.

The Fund has a Distribution Plan (the "Plan") pursuant to Rule 12b-1 of the Investment Company Act of 1940 which was approved by a majority vote of both the Board and the independent directors on August 23, 1990.
Commonwealth Financial Group, Inc. (the "Distributor") serves as the Fund's Distributor pursuant to the distribution agreement with the Fund. The President and a director of the Fund is the President and sole shareholder of the Distributor. Under the Plan, all payments made to the Distributor, broker-dealers and other persons assisting in the distribution of Fund shares will be made directly by the Fund. The Plan authorizes in any fiscal year payment by the Fund of up to .25% of the average daily net asset value of the Fund on an annual basis for distribution expenses. Any payments made under the Plan shall be made only as determined from time to time by the Board of Directors. For the six months ended September 30, 1996, total payments made to the Distributor under the Plan were $10,500, after waiving fees of $3,000.

D. Under Governmental Accounting Standards ("GAS"), state and local governments, including school districts and other municipal entities, are required to classify their investments, excluding pools managed by governments or investment funds similar to the Fund in prescribed categories of credit risk. Although the Fund is not subject to GAS, its September 30, 1996 investments have been classified for the information of the participants as Category 1 investments. Category 1 includes investments that are insured or registered or are held by the Fund or its agent in the Fund's name. Category 2 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent in the Fund's name. Category 3 includes uninsured and unregistered investments held by the broker's or dealer's trust department or agent but not in the Fund's name.